RELATED PARTIES (Details) - Schlumberger [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party purchases	$ 20.9	$ 28.4
Accounts Payable [Member]
Related Party Transaction [Line Items]
Related party purchases		$ 8.3